Consolidated Schedule of Investments
January 31, 2021
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–63.08%(a)
Argentina–2.07%
Argentina Treasury Bond BONCER,
1.00%, 08/05/2021	ARS	2,032,583,408	$32,352,952
1.40%, 03/25/2023	ARS	677,070,000	9,901,412
1.50%, 03/25/2024	ARS	496,990,000	6,843,854
4.00%, 04/27/2025	ARS	117,500,000	3,649,738
Argentine Bonos del Tesoro,
18.20%, 10/03/2021	ARS	212,805,000	2,297,263
15.50%, 10/17/2026	ARS	135,000,000	620,822
Banco Hipotecario S.A., Series 1, 40.00% (BADLAR + 6.15%), 02/15/2021(b)	ARS	79,018,000	956,920
Provincia de Buenos Aires Government Bonds, 37.82%, 04/12/2025(c)	ARS	120,000,000	1,159,348
			57,782,309
Australia–2.46%
Australia Government Bond, Series 162, 1.75%, 06/21/2051(c)	AUD	98,140,000	68,578,645
Austria–0.57%
Republic of Austria Government Bond, 2.10%, 09/20/2117(c)	EUR	6,200,000	15,956,779
Brazil–0.45%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2045	BRL	11,300,000	9,412,827
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(c)	BRL	14,703,750	3,071,007
			12,483,834
Chile–0.76%
Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(c)	CLP	16,000,000,000	21,128,727
Colombia–3.15%
Colombian TES, Series B, 6.25%, 11/26/2025	COP	270,000,000,000	83,827,492
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(c)	COP	8,000,000,000	2,265,246
Fideicomiso PA Costera, Series B, 6.25%, 01/15/2034(c)	COP	5,916,031,565	1,796,588
			87,889,326
	Principal Amount		Value
Cyprus–1.36%
Cyprus Government International Bond, 1.25%, 01/21/2040(c)	EUR	29,200,000	$37,996,359
Egypt–1.39%
Egypt Government Bond,
18.15%, 12/11/2021	EGP	162,000,000	10,746,382
16.00%, 06/11/2022	EGP	116,700,000	7,672,247
16.30%, 01/01/2023	EGP	10,200,000	680,615
14.35%, 09/10/2024	EGP	50,000,000	3,228,251
Egypt Government International Bond, 4.75%, 04/16/2026(c)	EUR	12,900,000	16,361,571
			38,689,066
France–1.34%
French Republic Government Bond OAT,
1.75%, 05/25/2066(c)	EUR	11,850,000	21,259,504
0.50%, 05/25/2072(c)	EUR	14,050,000	16,225,542
			37,485,046
Germany–0.23%
Commerzbank AG, 6.13%(c)(d)(e)	EUR	5,000,000	6,401,474
Greece–13.67%
Hellenic Republic Government Bond,
1.50%, 06/18/2030(c)	EUR	161,900,000	211,100,897
0.75%, 06/18/2031(c)	EUR	70,000,000	84,694,012
1.88%, 02/04/2035(c)	EUR	62,500,000	84,798,669
Series GDP, 1.00%, 10/15/2042	EUR	107,000,000	389,549
			380,983,127
India–8.48%
India Government Bond,
8.40%, 07/28/2024	INR	1,997,000,000	30,315,245
7.72%, 05/25/2025	INR	730,000,000	10,909,478
8.20%, 09/24/2025	INR	3,715,000,000	56,795,557
8.15%, 11/24/2026	INR	500,000,000	7,681,754
8.24%, 02/15/2027	INR	4,935,000,000	76,159,036
7.17%, 01/08/2028	INR	1,955,000,000	28,778,372
NTPC Ltd., 2.75%, 02/01/2027(c)	EUR	2,500,000	3,229,967
State of Gujarat India, 7.52%, 05/24/2027	INR	500,000,000	7,281,298
State of Maharashtra India, 7.99%, 10/28/2025	INR	500,000,000	7,500,673

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
India–(continued)
State of Tamil Nadu India, 8.53%, 03/09/2026	INR	500,000,000	$7,672,772
			236,324,152
Indonesia–7.12%
Indonesia Treasury Bond,
6.25%, 06/15/2036	IDR	50,000,000,000	3,563,792
Series FR56, 8.38%, 09/15/2026	IDR	488,430,000,000	39,452,820
Series FR59, 7.00%, 05/15/2027	IDR	480,750,000,000	36,380,062
Series FR71, 9.00%, 03/15/2029	IDR	159,350,000,000	13,281,930
Series FR73, 8.75%, 05/15/2031	IDR	560,080,000,000	46,546,920
Series FR77, 8.13%, 05/15/2024	IDR	350,000,000,000	27,198,218
Series FR78, 8.25%, 05/15/2029	IDR	398,080,000,000	32,015,506
			198,439,248
Italy–4.83%
Banca Monte dei Paschi di Siena S.p.A., 5.38%, 01/18/2028(c)(d)	EUR	1,500,000	1,588,615
Intesa Sanpaolo S.p.A.,
7.75%(c)(d)(e)	EUR	6,000,000	8,704,791
5.50%(c)(d)(e)	EUR	7,500,000	9,568,080
Italy Buoni Poliennali Del Tesoro,
0.95%, 03/01/2037(c)	EUR	28,600,000	34,133,246
2.80%, 03/01/2067(c)	EUR	46,725,000	74,446,118
UniCredit S.p.A., 2.73%, 01/15/2032(c)(d)	EUR	5,000,000	6,101,933
			134,542,783
Ivory Coast–0.86%
Ivory Coast Government International Bond,
5.25%, 03/22/2030(c)	EUR	5,636,000	7,308,759
4.88%, 01/30/2032(c)	EUR	2,995,000	3,749,979
6.88%, 10/17/2040(c)	EUR	9,500,000	13,007,509
			24,066,247
Mexico–2.25%
J.P. Morgan S.A./Hipotecaria Su Casita S.A. de C.V., 6.47%, 08/26/2035(c)(f)	MXN	34,101,099	244,364
Mexican Bonos,
Series M, 8.00%, 12/07/2023	MXN	380,000,000	20,386,233
Series M, 5.75%, 03/05/2026	MXN	660,000,000	33,840,012
Series M, 7.75%, 11/13/2042	MXN	150,000,000	8,320,138
			62,790,747
	Principal Amount		Value
Netherlands–0.44%
Cooperatieve Rabobank U.A., 4.38%(c)(d)(e)	EUR	4,600,000	$6,181,368
Stichting AK Rabobank Certificaten, 6.50%(c)(e)	EUR	3,752,450	5,990,958
			12,172,326
Portugal–0.56%
Banco Comercial Portugues S.A., 4.50%, 12/07/2027(c)(d)	EUR	2,100,000	2,525,464
Caixa Geral de Depositos S.A., 10.75%(c)(d)(e)	EUR	7,000,000	9,310,097
Novo Banco S.A.,
3.50%, 02/19/2043(c)	EUR	3,000,000	3,214,256
3.50%, 03/18/2043(c)	EUR	500,000	536,674
			15,586,491
Russia–1.49%
Mos.ru, 5.00%, 08/22/2034	RUB	103,214,252	0
Russian Federal Bond - OFZ,
Series 6221, 7.70%, 03/23/2033	RUB	500,000,000	7,270,745
Series 6228, 7.65%, 04/10/2030	RUB	1,000,000,000	14,565,804
Series 6229, 7.15%, 11/12/2025	RUB	1,400,000,000	19,740,026
			41,576,575
Slovenia–0.53%
Slovenia Government Bond, 0.69%, 03/03/2081(c)	EUR	12,500,000	14,757,915
South Africa–4.37%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	187,300,000	11,225,979
Series 2037, 8.50%, 01/31/2037	ZAR	82,600,000	4,563,255
Series 2048, 8.75%, 02/28/2048	ZAR	290,125,000	15,796,227
Series R186, 10.50%, 12/21/2026	ZAR	1,153,900,000	90,282,662
			121,868,123
Spain–2.04%
Banco Bilbao Vizcaya Argentaria S.A., 6.00%(c)(d)(e)	EUR	13,600,000	18,203,389
Banco Santander S.A.,
4.38%(c)(d)(e)	EUR	7,800,000	9,467,343
6.25%(c)(d)(e)	EUR	10,000,000	12,366,422
4.75%(c)(d)(e)	EUR	2,600,000	3,159,078
Bankinter S.A., 6.25%(c)(d)(e)	EUR	5,000,000	6,708,744
CaixaBank S.A., 5.88%(c)(d)(e)	EUR	5,200,000	6,951,587
			56,856,563
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
Supranational–0.59%
African Development Bank,
0.00%, 04/05/2046(g)	ZAR	600,000,000	$4,729,480
01/17/2050(g)	ZAR	310,000,000	1,993,736
European Bank for Reconstruction and Development, 6.85%, 06/21/2021	IDR	60,400,000,000	4,328,738
International Finance Corp., 0.00%, 03/23/2038(g)	MXN	350,000,000	5,288,587
			16,340,541
Thailand–1.40%
Thailand Government Bond, 3.30%, 06/17/2038	THB	950,000,000	39,094,631
Ukraine–0.12%
Ukraine Government International Bond, 6.75%, 06/20/2026(c)	EUR	2,500,000	3,324,883
United Kingdom–0.55%
HSBC Holdings PLC, 6.00%(c)(d)(e)	EUR	8,250,000	10,918,601
Natwest Group PLC, 5.13%(d)(e)	GBP	3,000,000	4,336,755
			15,255,356
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,739,328,011)			1,758,371,273
U.S. Dollar Denominated Bonds & Notes–11.11%
Argentina–0.38%
Argentine Bonad Bonds, 0.10%, 11/30/2021		$11,514,175	6,951,683
Argentine Republic Government International Bond, 2.50%, 07/09/2041(h)		10,000,000	3,650,000
			10,601,683
Brazil–1.51%
B2W Digital Lux S.a.r.l., 4.38%, 12/20/2030(c)		3,135,000	3,248,644
Banco do Brasil S.A., 6.25%(c)(d)(e)		2,500,000	2,490,625
Braskem Netherlands Finance B.V., 8.50%, 01/23/2081(c)(d)		1,500,000	1,664,700
Brazilian Government International Bond, 3.88%, 06/12/2030		15,000,000	15,476,250
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(c)		2,500,000	2,898,125
CSN Inova Ventures, 6.75%, 01/28/2028(c)		2,500,000	2,694,750
MARB BondCo PLC, 3.95%, 01/29/2031(c)		2,540,000	2,533,015
	Principal Amount	Value
Brazil–(continued)
Petrobras Global Finance B.V., 5.09%, 01/15/2030	$10,000,000	$10,997,500
		42,003,609
Chile–0.19%
AES Gener S.A., 6.35%, 10/07/2079(c)(d)	2,500,000	2,721,038
Antofagasta PLC, 2.38%, 10/14/2030(c)	2,500,000	2,534,375
		5,255,413
China–0.33%
CIFI Holdings Group Co. Ltd.,
6.45%, 11/07/2024(c)	450,000	482,625
6.00%, 07/16/2025(c)	2,500,000	2,668,750
Country Garden Holdings Co. Ltd., 5.40%, 05/27/2025(c)	3,500,000	3,779,683
Logan Group Co. Ltd., 7.50%, 08/25/2022(c)	2,260,000	2,316,423
		9,247,481
Congo, Democratic Republic of the–0.17%
HTA Group Ltd., 7.00%, 12/18/2025(c)	4,500,000	4,825,125
Denmark–0.04%
Danske Bank A/S, 6.13%(c)(d)(e)	1,000,000	1,061,970
Dominican Republic–0.78%
Dominican Republic International Bond,
5.95%, 01/25/2027(c)	2,500,000	2,880,625
4.50%, 01/30/2030(c)	4,000,000	4,197,000
5.30%, 01/21/2041(c)	2,110,000	2,186,487
6.40%, 06/05/2049(c)	5,000,000	5,625,000
5.88%, 01/30/2060(c)	6,500,000	6,838,000
		21,727,112
Egypt–0.36%
Egypt Government International Bond,
8.50%, 01/31/2047(c)	5,000,000	5,517,410
8.70%, 03/01/2049(c)	4,059,000	4,535,364
		10,052,774
France–0.44%
Societe Generale S.A.,
7.38%(c)(d)(e)	4,700,000	4,833,809
8.00%(c)(d)(e)	6,400,000	7,524,008
		12,357,817
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount	Value
Ghana–0.19%
Ghana Government International Bond,
7.88%, 03/26/2027(c)	$2,500,000	$2,746,588
8.95%, 03/26/2051(c)	2,500,000	2,560,985
		5,307,573
Hong Kong–0.09%
Melco Resorts Finance Ltd., 4.88%, 06/06/2025(c)	2,500,000	2,569,614
India–0.30%
Oil India Ltd., 5.13%, 02/04/2029(c)	5,000,000	5,712,340
UPL Corp. Ltd., 4.50%, 03/08/2028(c)	2,500,000	2,634,266
		8,346,606
Indonesia–0.47%
PT Indonesia Asahan Aluminium (Persero), 5.45%, 05/15/2030(c)	2,500,000	2,955,500
PT Tower Bersama Infrastructure Tbk, 4.25%, 01/21/2025(c)	1,500,000	1,590,002
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara,
4.88%, 07/17/2049(c)	4,000,000	4,508,280
4.00%, 06/30/2050(c)	4,000,000	4,091,000
		13,144,782
Ireland–0.49%
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(c)(g)	1,559,930	1,554,536
Series 119, 0.00%, 04/30/2025(c)(g)	1,659,575	1,653,837
Series 120, 0.00%, 04/30/2025(c)(g)	2,077,369	2,070,187
Series 122, 0.00%, 04/30/2025(c)(g)	1,820,102	1,813,808
Series 124, 0.00%, 04/30/2025(c)(g)	1,461,834	1,456,779
Series 126, 0.00%, 04/30/2025(c)	1,635,391	1,629,737
Series 127, 0.00%, 04/30/2025(c)(g)	1,894,261	1,887,712
0.00%, 04/30/2025(c)(g)	1,486,682	1,481,541
		13,548,137
Kazakhstan–0.39%
Astana-Finance JSC, 0.00%, 12/22/2024(c)(f)(g)	612,810	0
KazMunayGas National Co. JSC, 3.50%, 04/14/2033(c)	2,500,000	2,701,700
	Principal Amount	Value
Kazakhstan–(continued)
KazTransGas JSC, 4.38%, 09/26/2027(c)	$7,065,000	$8,101,824
		10,803,524
Macau–0.19%
MGM China Holdings Ltd., 5.88%, 05/15/2026(c)	2,500,000	2,631,650
Sands China Ltd., 4.38%, 06/18/2030(c)	2,500,000	2,746,875
		5,378,525
Mexico–0.82%
Banco Mercantil del Norte S.A., 8.38%(c)(d)(e)	2,500,000	2,916,600
Cemex S.A.B. de C.V., 3.88%, 07/11/2031(c)	3,500,000	3,508,750
Petroleos Mexicanos,
6.88%, 10/16/2025(c)	5,000,000	5,455,000
6.49%, 01/23/2027	2,500,000	2,575,000
6.38%, 01/23/2045	5,000,000	4,315,000
6.35%, 02/12/2048	5,000,000	4,189,450
		22,959,800
Netherlands–0.08%
ING Groep N.V., 5.75%(d)(e)	2,000,000	2,169,170
Oman–0.14%
Oman Government International Bond,
5.63%, 01/17/2028(c)	2,000,000	2,077,400
7.00%, 01/25/2051(c)	1,920,000	1,945,776
		4,023,176
Peru–0.22%
Banco de Credito del Peru, 3.13%, 07/01/2030(c)(d)	2,500,000	2,575,050
Nexa Resources S.A., 6.50%, 01/18/2028(c)	3,000,000	3,493,125
		6,068,175
Saudi Arabia–0.23%
ADES International Holding PLC, 8.63%, 04/24/2024(c)	2,750,000	2,777,500
Saudi Government International Bond, 2.25%, 02/02/2033(c)	3,557,000	3,518,762
		6,296,262
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount	Value
Sri Lanka–0.10%
Sri Lanka Government International Bond,
6.20%, 05/11/2027(c)	$1,310,000	$795,825
6.75%, 04/18/2028(c)	3,187,000	1,928,135
		2,723,960
Sweden–0.10%
Skandinaviska Enskilda Banken AB, 5.13%(c)(d)(e)	2,600,000	2,733,000
Switzerland–1.26%
Credit Suisse Group AG,
7.50%(c)(d)(e)	10,000,000	11,113,320
6.38%(c)(d)(e)	3,660,000	4,079,381
6.25%(c)(d)(e)	2,500,000	2,740,648
UBS Group AG,
7.00%(c)(d)(e)	2,500,000	2,745,487
7.00%(c)(d)(e)	10,400,000	11,868,896
6.88%(c)(d)(e)	2,520,000	2,537,794
		35,085,526
Thailand–0.35%
Thaioil Treasury Center Co. Ltd.,
3.50%, 10/17/2049(c)	5,000,000	4,763,733
3.75%, 06/18/2050(c)	5,000,000	4,931,646
		9,695,379
Ukraine–0.57%
Metinvest B.V., 7.65%, 10/01/2027(c)	745,000	805,442
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(c)	2,400,000	2,452,080
Ukraine Government International Bond,
8.99%, 02/01/2024(c)	3,750,000	4,225,969
7.75%, 09/01/2024(c)	2,500,000	2,766,490
0.00%, 05/31/2040(c)	5,000,000	5,661,600
		15,911,581
United Arab Emirates–0.14%
Emirate of Dubai Government International Bond, 3.90%, 09/09/2050(c)	4,000,000	3,856,460
United Kingdom–0.78%
BP Capital Markets PLC, 4.88%(d)(e)	3,500,000	3,823,050
HSBC Holdings PLC, 6.38%(d)(e)	8,000,000	8,748,600
Standard Chartered PLC, 7.50%(c)(d)(e)	3,750,000	3,951,356
	Principal Amount		Value
United Kingdom–(continued)
Standard Life Aberdeen PLC, 4.25%, 06/30/2028(c)		$5,000,000	$5,354,680
			21,877,686
Total U.S. Dollar Denominated Bonds & Notes (Cost $300,376,043)			309,631,920

Asset-Backed Securities–6.77%
Alba PLC, Series 2007-1, Class F, 3.29% (3 mo. GBP LIBOR + 3.25%), 03/17/2039(b)(c)	GBP	1,624,550	2,091,401
Eurohome UK Mortgages PLC,
Series 2007-1, Class M2, 0.54% (3 mo. GBP LIBOR + 0.50%), 06/15/2044(b)(c)	GBP	4,000,000	4,905,625
Series 2007-1, Class B1, 0.94% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(b)(c)	GBP	5,275,000	5,998,614
Series 2007-2, Class B1, 1.44% (3 mo. GBP LIBOR + 1.40%), 09/15/2044(b)(c)	GBP	4,000,000	4,749,056
Series 2007-1, Class M1, 0.34% (3 mo. GBP LIBOR + 0.30%), 06/15/2044(b)(c)	GBP	5,200,000	6,629,224
Eurosail PLC,
Series 2007-4X, Class D1A, 1.79% (3 mo. GBP LIBOR + 1.75%), 06/13/2045(b)(c)	GBP	5,809,650	7,326,438
Series 2006-3X, Class D1C, 0.94% (3 mo. GBP LIBOR + 0.90%), 09/10/2044(b)(c)	GBP	5,500,000	6,273,492
Great Hall Mortgages No.1 PLC, Series 2007-1, Class DA, 0.82% (3 mo. GBP LIBOR + 0.78%), 03/18/2039(b)(c)	GBP	8,000,000	10,086,531
Grifonas Finance No. 1 PLC,
Class A, 0.00% (6 mo. EURIBOR + 0.28%), 08/28/2039(b)(c)	EUR	14,970,120	17,720,255
Class B, 0.08% (6 mo. EURIBOR + 0.52%), 08/28/2039(b)(c)	EUR	5,000,000	5,547,214
Hawksmoor Mortgages PLC, Series 2019-1X, Class G, 3.55% (3 mo. SONIA + 3.50%), 05/25/2053(b)(c)	GBP	5,882,000	7,805,986
Ludgate Funding PLC, Series 2007-1, Class RES, 1.00%, 01/01/2061(c)(i)	GBP	207,500,000	12,328,084
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value

Newgate Funding PLC,
Series 2006-2, Class CB, 0.00% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(c)	EUR	2,086,344	$2,321,415
Series 2007-2X, Class CB, 0.00% (3 mo. EURIBOR + 0.44%), 12/15/2050(b)(c)	EUR	2,788,286	2,946,380
Series 2007-1X, Class CB, 0.00% (3 mo. EURIBOR + 0.38%), 12/01/2050(b)(c)	EUR	1,568,913	1,654,886
Towd Point Mortgage Funding, Series 2019-V2X, Class F, 3.05% (3 mo. SONIA + 3.00%), 02/20/2054(b)(c)	GBP	9,000,000	12,331,857
BBVA Consumer Auto, Series 2018-1, Class C, 2.30%, 07/20/2031(c)	EUR	11,100,000	13,721,353
IM Pastor 4, FTA,
Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(b)(c)	EUR	12,468,225	13,854,389
Series B, 0.00% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(c)	EUR	3,800,000	2,397,776
Titulizacion de Activos Sociedad Gestora de Fondos de Titulizacion S.A., Series 27, Class A3, 0.00% (3 mo. EURIBOR + 0.19%), 12/28/2050(b)(c)	EUR	35,000,000	34,805,043
Capital Mortgage S.r.l., Series 2007-1, Class B, 0.00% (3 mo. EURIBOR + 0.22%), 01/30/2047(b)(c)	EUR	8,000,000	7,524,163
	Principal Amount		Value

Sestante Finance S.r.l., Series 2005, Class C1, 0.26% (3 mo. EURIBOR + 0.80%), 07/15/2045(b)(c)	EUR	9,700,000	$5,625,119
Total Asset-Backed Securities (Cost $176,788,791)			188,644,301
U.S. Treasury Securities–6.10%
U.S. Treasury Bills–6.10%
0.07%, 04/29/2021 (Cost $169,970,625)(j)(k)		$169,970,625	169,980,486
	Shares
Preferred Stocks–0.12%
United States–0.12%
AT&T, Inc., 2.88%, Series B, Pfd.(d) (Cost $2,941,785)		2,700,000	3,278,605
Common Stocks & Other Equity Interests–0.00%
Kazakhstan–0.00%
Astana-Finance JSC, GDR(c)(f)(l)		868,851	1
Money Market Funds–8.16%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(m)(n)		79,594,149	79,594,149
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(m)(n)		56,812,923	56,835,648
Invesco Treasury Portfolio, Institutional Class, 0.01%(m)(n)		90,964,742	90,964,742
Total Money Market Funds (Cost $227,397,608)			227,394,539
Options Purchased–1.36%
(Cost $59,883,899)(o)			38,009,486
TOTAL INVESTMENTS IN SECURITIES—96.70% (Cost $2,676,686,762)			2,695,310,611
OTHER ASSETS LESS LIABILITIES–3.30%			91,948,608
NET ASSETS–100.00%			$2,787,259,219
Investment Abbreviations:
ARS	– Argentina Peso
AUD	– Australian Dollar
BADLAR	– Buenos Aires Deposits of Large Amounts Rate
BRL	– Brazilian Real
CLP	– Chile Peso
COP	– Colombia Peso
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GDR	– Global Depositary Receipt
IDR	– Indonesian Rupiah
INR	– Indian Rupee
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
Pfd.	– Preferred
RUB	– Russian Ruble
SONIA	– Sterling Overnight Index Average
THB	– Thai Baht
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $1,303,875,027, which represented 46.78% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Zero coupon bond issued at a discount.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2021.
(j)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Non-income producing security.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$95,184,516	$181,672,752	$(197,263,119)	$-	$-	$79,594,149	$3,582
Invesco Liquid Assets Portfolio, Institutional Class	67,971,646	129,766,251	(140,902,228)	4,006	(4,027)	56,835,648	9,223
Invesco Treasury Portfolio, Institutional Class	108,782,305	207,626,001	(225,443,564)	-	-	90,964,742	2,162
Total	$271,938,467	$519,065,004	$(563,608,911)	$4,006	$(4,027)	$227,394,539	$14,967

(n)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(o)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
CNH versus TWD	Call	Goldman Sachs International	11/17/2021	TWD	4.10	CNH	150,000,000	$ 652,817
EUR versus USD	Call	Bank of America, N.A.	02/01/2021	USD	1.25	EUR	2,500,000	30
EUR versus USD	Call	Bank of America, N.A.	02/01/2021	USD	1.25	EUR	2,500,000	3
EUR versus USD	Call	Bank of America, N.A.	02/19/2021	USD	1.26	EUR	5,000,000	55,132
Subtotal — Foreign Currency Call Options Purchased								707,982
Currency Risk
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	08/26/2021	NOK	8.90	EUR	12,500,000	238,250
EUR versus PLN	Put	Morgan Stanley and Co. International PLC	10/28/2021	PLN	4.20	EUR	7,500,000	340,929
EUR versus SEK	Put	Morgan Stanley and Co. International PLC	04/29/2021	SEK	9.82	EUR	1,500,000	189,847
USD versus BRL	Put	Goldman Sachs International	02/01/2021	BRL	5.10	USD	50,000,000	50
USD versus BRL	Put	Goldman Sachs International	02/12/2021	BRL	3.85	USD	5,000,000	5
USD versus BRL	Put	Goldman Sachs International	04/26/2021	BRL	4.75	USD	5,000,000	253,575
USD versus BRL	Put	Goldman Sachs International	07/12/2021	BRL	4.75	USD	5,000,000	477,490
USD versus BRL	Put	Goldman Sachs International	08/17/2021	BRL	3.85	USD	5,000,000	53,725
USD versus BRL	Put	Morgan Stanley and Co. International PLC	02/24/2021	BRL	5.00	USD	4,250,000	163,527
USD versus BRL	Put	Morgan Stanley and Co. International PLC	03/09/2021	BRL	5.00	USD	5,000,000	349,830
USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	03/10/2021	CLP	700.00	USD	60,000,000	156,960
USD versus CLP	Put	Morgan Stanley and Co. International PLC	07/14/2021	CLP	725.00	USD	60,000,000	1,751,520
USD versus CNH	Put	J.P. Morgan Chase Bank, N.A.	04/15/2021	CNH	6.35	USD	100,000,000	244,200
USD versus CNH	Put	J.P. Morgan Chase Bank, N.A.	07/15/2021	CNH	6.35	USD	2,500,000	560,665
USD versus CNH	Put	Standard Chartered Bank PLC	07/20/2021	CNH	6.25	USD	8,000,000	857,208
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus CNH	Put	Standard Chartered Bank PLC	07/28/2021	CNH	6.40	USD	4,300,000	$3,165,626
USD versus IDR	Put	Goldman Sachs International	02/23/2021	IDR	14,115.00	USD	50,000,000	592,150
USD versus IDR	Put	Standard Chartered Bank PLC	03/02/2021	IDR	13,925.00	USD	100,000,000	577,900
USD versus INR	Put	Goldman Sachs International	06/11/2021	INR	71.00	USD	5,000,000	1,051,695
USD versus INR	Put	Goldman Sachs International	07/29/2021	INR	73.50	USD	100,000,000	950,700
USD versus INR	Put	Standard Chartered Bank PLC	04/09/2021	INR	69.70	USD	5,000,000	177,440
USD versus JPY	Put	Bank of America, N.A.	02/02/2021	JPY	100.00	USD	25,000,000	25
USD versus JPY	Put	Bank of America, N.A.	03/11/2021	JPY	103.75	USD	100,000,000	91,100
USD versus JPY	Put	Morgan Stanley and Co. International PLC	04/19/2021	JPY	101.50	USD	7,000,000	835,660
USD versus KRW	Put	Bank of America, N.A.	03/18/2021	KRW	1,071.00	USD	60,000,000	37,440
USD versus KRW	Put	Goldman Sachs International	07/20/2021	KRW	1,050.00	USD	60,000,000	156,240
USD versus KRW	Put	Standard Chartered Bank PLC	04/26/2021	KRW	1,061.00	USD	3,000,000	189,114
USD versus MXN	Put	Bank of America, N.A.	02/10/2021	MXN	19.55	USD	2,500,000	57,635
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	20.10	USD	100,000,000	2,484,700
USD versus NOK	Put	J.P. Morgan Chase Bank, N.A.	04/06/2021	NOK	8.23	USD	57,500,000	322,058
USD versus RUB	Put	Goldman Sachs International	03/08/2021	RUB	67.99	USD	96,750,000	17,705
USD versus RUB	Put	Goldman Sachs International	03/26/2021	RUB	74.80	USD	96,750,000	1,437,415
USD versus RUB	Put	Goldman Sachs International	04/29/2021	RUB	70.00	USD	12,500,000	1,082,225
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	06/02/2021	RUB	67.00	USD	12,500,000	433,938
USD versus TRY	Put	Goldman Sachs International	11/11/2021	TRY	7.70	USD	20,000,000	578,660
USD versus TRY	Put	J.P. Morgan Chase Bank, N.A.	04/07/2021	TRY	7.10	USD	40,000,000	270,840
USD versus ZAR	Put	Goldman Sachs International	03/18/2021	ZAR	14.17	USD	80,000,000	218,800
USD versus ZAR	Put	Standard Chartered Bank PLC	02/16/2021	ZAR	14.40	USD	85,000,000	107,440
Subtotal — Foreign Currency Put Options Purchased								20,474,287
Total Foreign Currency Options Purchased								$21,182,269

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
30 Year Interest Rate Swap	Call	Bank of America, N.A.	1.38%	Receive	3 Month USD LIBOR	Semi-Annual	01/14/2022	USD	100,000,000	$3,587,537
Interest Rate Risk
1 Year Interest Rate Swap	Put	Bank of America, N.A.	0.41	Pay	6 Month EUR LIBOR	Semi-Annual	02/08/2021	EUR	1,250,000,000	15
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.61	Pay	6 Month EUR LIBOR	Semi-Annual	04/06/2021	EUR	500,000,000	619
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.62	Pay	6 Month EUR LIBOR	Semi-Annual	04/12/2021	EUR	500,000,000	540
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.00	Pay	3 Month USD LIBOR	Quarterly	05/31/2022	USD	120,000,000	5,367,067
30 Year Interest Rate Swap	Put	Goldman Sachs International	0.02	Pay	3 Month USD LIBOR	Quarterly	09/26/2022	USD	141,500,000	7,522,569
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.12	Pay	6 Month EUR LIBOR	Semi-Annual	03/29/2021	EUR	1,500,000,000	3,258
Subtotal — Interest Rate Put Swaptions Purchased										12,894,068
Total Interest Rate Swaptions Purchased										$16,481,605

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Credit Default Swaptions Purchased
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Notional Value	Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Call	2.25%	Markit iTraxx Europe Index, Series 34, Version 2	5.00%	Quarterly	04/21/2021	2.678%	125,000,000	$297,336
J.P. Morgan Chase Bank, N.A.	Call	2.25	Markit iTraxx Europe Index, Series 34, Version 2	5.00	Quarterly	03/17/2021	2.678	40,000,000	48,276
Total Credit Default Swaptions Purchased									$345,612

(a)	Implied credit spreads represent the current level, as of January 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
Goldman Sachs International	Put	1.05%	Markit CDX North America High Yield Index, Series 35, Version 1	(5.00)%	Quarterly	02/17/2021	3.159%	$(410,000)	USD	100,000,000	$(190,429)	$219,571
J.P. Morgan Chase Bank, N.A.	Put	3.25	Markit iTraxx Europe Index, Series 34, Version 2	(5.00)	Quarterly	03/17/2021	2.678	(241,988)	EUR	40,000,000	(281,883)	(39,895)
J.P. Morgan Chase Bank, N.A.	Put	3.50	Markit iTraxx Europe Index, Series 34, Version 2	(5.00)	Quarterly	04/21/2021	2.678	(1,045,222)	EUR	125,000,000	(1,157,855)	(112,633)
Total Credit Default Swaptions Written								$(1,697,210)			$(1,630,167)	$67,043

(a)	Implied credit spreads represent the current level, as of January 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
USD versus BRL	Call	Goldman Sachs International	02/04/2021	BRL	5.55	$(738,750)	USD	75,000,000	$(447,150)	$291,600
USD versus BRL	Call	Goldman Sachs International	04/22/2021	BRL	5.50	(3,306,500)	USD	100,000,000	(3,743,400)	(436,900)
USD versus BRL	Call	Goldman Sachs International	09/01/2021	BRL	6.00	(1,316,400)	USD	50,000,000	(1,542,500)	(226,100)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	03/04/2021	BRL	5.67	(952,500)	USD	75,000,000	(990,000)	(37,500)
USD versus BRL	Call	Morgan Stanley and Co. International PLC	02/24/2021	BRL	5.50	(792,200)	USD	42,500,000	(878,730)	(86,530)
USD versus CLP	Call	J.P. Morgan Chase Bank, N.A.	03/10/2021	CLP	725.00	(381,428)	USD	30,000,000	(730,890)	(349,461)
USD versus CLP	Call	Morgan Stanley and Co. International PLC	07/14/2021	CLP	780.00	(1,134,840)	USD	60,000,000	(1,011,360)	123,480
USD versus CNH	Call	J.P. Morgan Chase Bank, N.A.	04/15/2021	CNH	6.58	(320,000)	USD	50,000,000	(250,150)	69,850
USD versus CNH	Call	Standard Chartered Bank PLC	07/20/2021	CNH	6.70	(617,760)	USD	80,000,000	(594,800)	22,960
USD versus CNH	Call	Standard Chartered Bank PLC	07/28/2021	CNH	7.13	(504,820)	USD	43,000,000	(80,754)	424,066
USD versus CNH	Call	Standard Chartered Bank PLC	11/08/2021	CNH	6.90	(1,710,000)	USD	90,000,000	(694,980)	1,015,020
USD versus COP	Call	Morgan Stanley and Co. International PLC	04/28/2021	COP	3,750.00	(1,277,640)	USD	78,000,000	(992,784)	284,856
USD versus IDR	Call	Goldman Sachs International	02/23/2021	IDR	14,750.00	(355,900)	USD	50,000,000	(44,100)	311,800
USD versus IDR	Call	Standard Chartered Bank PLC	03/02/2021	IDR	14,780.00	(1,073,500)	USD	100,000,000	(138,700)	934,800
USD versus ILS	Call	J.P. Morgan Chase Bank, N.A.	03/17/2021	ILS	3.34	(311,100)	USD	60,000,000	(312,840)	(1,740)
USD versus INR	Call	Goldman Sachs International	04/09/2021	INR	77.50	(806,000)	USD	5,000,000	(188,685)	617,315
USD versus INR	Call	Goldman Sachs International	06/11/2021	INR	83.00	(840,000)	USD	5,000,000	(49,965)	790,035
USD versus INR	Call	Goldman Sachs International	07/02/2021	INR	84.05	(497,500)	USD	5,000,000	(57,740)	439,760
USD versus INR	Call	Standard Chartered Bank PLC	04/09/2021	INR	77.75	(888,500)	USD	5,000,000	(161,410)	727,090
USD versus JPY	Call	Morgan Stanley and Co. International PLC	04/19/2021	JPY	106.00	(574,000)	USD	140,000,000	(760,340)	(186,340)
USD versus KRW	Call	Bank of America, N.A.	03/18/2021	KRW	1,130.00	(340,620)	USD	60,000,000	(419,340)	(78,720)
USD versus KRW	Call	Goldman Sachs International	07/20/2021	KRW	1,185.00	(276,000)	USD	60,000,000	(388,140)	(112,140)
USD versus KRW	Call	Standard Chartered Bank PLC	04/26/2021	KRW	1,125.00	(383,100)	USD	50,000,000	(613,850)	(230,750)
USD versus MXN	Call	Bank of America, N.A.	05/10/2021	MXN	22.35	(1,001,550)	USD	50,000,000	(563,750)	437,800
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	23.09	(2,280,500)	USD	100,000,000	(2,812,600)	(532,100)
USD versus MXN	Call	Morgan Stanley and Co. International PLC	05/14/2021	MXN	22.50	(464,750)	USD	25,000,000	(272,025)	192,725
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
USD versus NOK	Call	J.P. Morgan Chase Bank, N.A.	04/06/2021	NOK	8.63	$(883,200)	USD	57,500,000	$(1,034,310)	$(151,110)
USD versus RUB	Call	Goldman Sachs International	02/24/2021	RUB	80.00	(1,356,500)	USD	5,000,000	(489,860)	866,640
USD versus RUB	Call	Goldman Sachs International	04/20/2021	RUB	80.00	(466,050)	USD	50,000,000	(682,300)	(216,250)
USD versus RUB	Call	Goldman Sachs International	08/23/2021	RUB	85.00	(1,152,000)	USD	5,000,000	(914,630)	237,370
USD versus RUB	Call	J.P. Morgan Chase Bank, N.A.	06/02/2021	RUB	82.00	(1,551,000)	USD	100,000,000	(1,596,700)	(45,700)
USD versus SEK	Call	Morgan Stanley and Co. International PLC	04/29/2021	SEK	8.55	(474,600)	USD	60,000,000	(565,020)	(90,420)
USD versus TRY	Call	Goldman Sachs International	11/11/2021	TRY	12.00	(1,570,172)	USD	50,000,000	(542,750)	1,027,422
USD versus ZAR	Call	Goldman Sachs International	03/18/2021	ZAR	15.61	(1,084,880)	USD	80,000,000	(1,262,480)	(177,600)
USD versus ZAR	Call	Standard Chartered Bank PLC	02/16/2021	ZAR	15.75	(902,105)	USD	85,000,000	(399,670)	502,435
Subtotal — Foreign Currency Call Options Written						(32,586,365)			(26,228,703)	6,357,663
Currency Risk
CNH versus TWD	Put	Goldman Sachs International	11/17/2021	TWD	3.83	(279,549)	CNH	195,000,000	(215,606)	63,942
USD versus CLP	Put	Morgan Stanley and Co. International PLC	07/14/2021	CLP	690.00	(795,480)	USD	60,000,000	(666,240)	129,240
USD versus IDR	Put	Goldman Sachs International	02/23/2021	IDR	13,685.00	(165,050)	USD	50,000,000	(55,450)	109,600
USD versus ILS	Put	J.P. Morgan Chase Bank, N.A.	03/17/2021	ILS	3.19	(311,100)	USD	60,000,000	(110,340)	200,760
USD versus INR	Put	Goldman Sachs International	07/29/2021	INR	71.50	(238,000)	USD	100,000,000	(295,100)	(57,100)
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	18.40	(898,400)	USD	100,000,000	(611,100)	287,300
Subtotal — Foreign Currency Put Options Written						(2,687,579)			(1,953,836)	733,742
Total – Foreign Currency Options Written						$(35,273,944)			$(28,182,539)	$7,091,405

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.91%	3 Month CDOR	Pay	Quarterly	02/16/2021	$(162,222)	CAD	100,000,000	$(100,700)	$61,522
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.90	3 Month CDOR	Pay	Quarterly	02/11/2021	(160,444)	CAD	100,000,000	(107,422)	53,023
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.90	3 Month CDOR	Pay	Quarterly	02/22/2021	(414,872)	CAD	264,800,000	(396,050)	18,822
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.86	3 Month CDOR	Pay	Quarterly	02/19/2021	(488,753)	CAD	300,000,000	(661,994)	(173,241)
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.82	3 Month CDOR	Pay	Quarterly	02/05/2021	(202,170)	CAD	125,000,000	(378,015)	(175,845)
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.81	3 Month CDOR	Pay	Quarterly	02/05/2021	(226,430)	CAD	140,000,000	(448,895)	(222,466)
5 Year Interest Rate Swap	Put	Bank of America, N.A.	0.81	3 Month CDOR	Pay	Quarterly	02/04/2021	(561,270)	CAD	350,000,000	(1,142,269)	(580,998)
5 Year Interest Rate Swap	Put	Goldman Sachs International	1.12	KRW Certificate of Deposit	Pay	Quarterly	02/08/2021	(191,606)	KRW	100,000,000,000	(165,576)	26,030
10 Year Interest Rate Swap	Put	Goldman Sachs International	0.51	6 Month GBP LIBOR	Pay	Semi-Annual	02/15/2021	(1,090,036)	GBP	150,000,000	(1,295,131)	(205,095)
10 Year Interest Rate Swap	Put	Goldman Sachs International	1.00	6 Month AUD BBSW	Pay	Semi-Annual	02/04/2021	(505,725)	AUD	100,000,000	(1,127,076)	(621,351)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.24	3 Month USD LIBOR	Pay	Quarterly	02/16/2021	(506,250)	USD	150,000,000	(258,511)	247,739
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.48	6 Month GBP LIBOR	Pay	Semi-Annual	02/25/2021	(1,027,300)	GBP	150,000,000	(1,857,874)	(830,574)
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.90	3 Month CDOR	Pay	Quarterly	02/11/2021	(160,445)	CAD	100,000,000	(103,604)	56,840
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.87	3 Month CDOR	Pay	Quarterly	02/08/2021	(202,162)	CAD	125,000,000	(199,048)	3,114
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.89%	3 Month CDOR	Pay	Quarterly	02/22/2021	$(324,611)	CAD	200,000,000	$(331,492)	$(6,881)
5 Year Interest Rate Swap	Put	Toronto-Dominion Bank (The)	0.88	3 Month CDOR	Pay	Quarterly	02/26/2021	(156,128)	CAD	100,000,000	(208,360)	(52,232)
Total Open Over-The-Counter Interest Rate Swaptions Written								$(6,380,424)			$(8,782,017)	$(2,401,593)

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Australia 10 Year Bonds	545	March-2021	$(60,756,372)	$94,761	$94,761
Canada 10 Year Bonds	3,268	March-2021	(377,235,175)	2,728,391	2,728,391
Euro Buxl 30 Year Bonds	827	March-2021	(222,097,887)	2,082,829	2,082,829
Euro-BOBL	23	March-2021	(3,775,049)	(1,756)	(1,756)
Euro-BTP	443	March-2021	(81,177,968)	42,137	42,137
U.S. Treasury 10 Year Notes	519	March-2021	(71,119,219)	(82,699)	(82,699)
U.S. Treasury 10 Year Ultra Bonds	206	March-2021	(31,688,594)	381,189	381,189
U.S. Treasury Ultra Bonds	599	March-2021	(122,626,531)	1,011,310	1,011,310
Total Futures Contracts				$6,256,162	$6,256,162

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/02/2021	Bank of America, N.A.	BRL	362,264,923	USD	69,416,321	$3,205,676
02/02/2021	Bank of America, N.A.	USD	66,156,234	BRL	362,264,923	54,411
03/02/2021	Bank of America, N.A.	BRL	75,141,010	USD	14,003,170	280,664
03/17/2021	Bank of America, N.A.	CLP	1,552,090,820	USD	2,121,212	7,868
03/17/2021	Bank of America, N.A.	EUR	179,473,287	USD	218,056,453	48,578
03/17/2021	Bank of America, N.A.	JPY	15,003,810,000	USD	144,227,187	924,498
03/17/2021	Bank of America, N.A.	MXN	1,369,682,200	USD	68,151,802	1,639,475
03/17/2021	Bank of America, N.A.	USD	72,487,199	AUD	96,365,641	1,178,433
03/17/2021	Bank of America, N.A.	USD	29,272,727	COP	106,002,908,108	381,963
03/17/2021	Bank of America, N.A.	USD	2,773,115	GBP	2,088,000	88,424
03/17/2021	Bank of America, N.A.	USD	136,879,511	NOK	1,200,460,684	3,263,531
03/17/2021	Bank of America, N.A.	ZAR	258,319,413	USD	16,984,083	9,405
04/19/2021	Bank of America, N.A.	USD	117,778,710	EUR	98,700,000	2,201,647
05/28/2021	Bank of America, N.A.	USD	27,887,669	ZAR	461,025,000	2,121,810
06/17/2021	Bank of America, N.A.	USD	209,070,250	EUR	175,000,000	3,934,492
03/02/2021	Citibank, N.A.	BRL	321,088,716	USD	59,561,115	922,805
03/17/2021	Citibank, N.A.	MXN	1,911,273,731	USD	94,830,740	2,018,508
03/17/2021	Citibank, N.A.	RUB	8,664,466,059	USD	116,737,954	2,805,458
03/17/2021	Citibank, N.A.	USD	5,301	COP	19,450,000	140
03/17/2021	Citibank, N.A.	USD	241,624,687	EUR	198,984,268	83,360
03/17/2021	Citibank, N.A.	USD	5,663,649	GBP	4,260,000	174,548
03/17/2021	Citibank, N.A.	USD	53,607,854	NOK	470,000,000	1,260,439
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/02/2021	Goldman Sachs International	BRL	287,106,600	USD	53,500,000	$1,025,935
02/02/2021	Goldman Sachs International	USD	60,198,776	BRL	329,642,475	49,511
02/03/2021	Goldman Sachs International	BRL	94,340,390	USD	17,915,000	672,924
02/08/2021	Goldman Sachs International	RUB	2,279,500,000	USD	30,708,195	608,406
02/10/2021	Goldman Sachs International	USD	6,255,692	ZAR	97,042,050	152,760
02/25/2021	Goldman Sachs International	RUB	2,964,500,000	USD	42,395,799	3,328,102
02/25/2021	Goldman Sachs International	USD	35,000,000	RUB	2,964,500,000	4,067,697
03/08/2021	Goldman Sachs International	BRL	138,847,000	USD	33,717,096	8,364,390
03/09/2021	Goldman Sachs International	RUB	355,635,456	USD	4,840,000	159,541
03/09/2021	Goldman Sachs International	USD	10,800,000	RUB	868,551,120	630,857
03/17/2021	Goldman Sachs International	EUR	10,440,000	USD	12,694,518	12,953
03/17/2021	Goldman Sachs International	KRW	18,659,118,200	USD	17,140,000	454,976
03/17/2021	Goldman Sachs International	RUB	794,990,160	USD	10,669,076	215,435
03/17/2021	Goldman Sachs International	USD	17,500,000	INR	1,285,375,000	16,487
03/17/2021	Goldman Sachs International	USD	2,161,474	TRY	17,561,976	195,622
03/17/2021	Goldman Sachs International	USD	25,286,006	ZAR	388,494,194	242,714
05/10/2021	Goldman Sachs International	USD	35,000,000	MXN	766,472,000	2,005,054
09/03/2021	Goldman Sachs International	BRL	50,978,054	USD	9,580,000	358,393
11/12/2021	Goldman Sachs International	USD	10,951,736	TRY	92,786,600	329,171
02/02/2021	J.P. Morgan Chase Bank, N.A.	BRL	82,878,500	USD	15,500,000	352,414
02/02/2021	J.P. Morgan Chase Bank, N.A.	USD	15,135,138	BRL	82,878,500	12,448
02/08/2021	J.P. Morgan Chase Bank, N.A.	RUB	2,279,500,000	USD	33,432,332	3,332,544
03/16/2021	J.P. Morgan Chase Bank, N.A.	EUR	2,885,000	USD	3,512,395	8,040
03/16/2021	J.P. Morgan Chase Bank, N.A.	USD	5,379,843	EUR	4,435,000	7,268
03/17/2021	J.P. Morgan Chase Bank, N.A.	AUD	157,131,615	USD	121,520,023	1,402,524
03/17/2021	J.P. Morgan Chase Bank, N.A.	CHF	541,106	USD	611,554	3,322
03/17/2021	J.P. Morgan Chase Bank, N.A.	EUR	1,335,092	NOK	14,301,600	47,835
03/17/2021	J.P. Morgan Chase Bank, N.A.	EUR	707,713,544	USD	862,294,249	2,628,003
03/17/2021	J.P. Morgan Chase Bank, N.A.	JPY	6,651,747,625	USD	63,890,000	358,582
03/17/2021	J.P. Morgan Chase Bank, N.A.	MXN	4,852,999,618	USD	240,845,426	5,181,783
03/17/2021	J.P. Morgan Chase Bank, N.A.	PLN	109,090,182	USD	29,606,105	304,583
03/17/2021	J.P. Morgan Chase Bank, N.A.	RUB	1,040,818,499	USD	14,002,054	315,919
03/17/2021	J.P. Morgan Chase Bank, N.A.	SEK	233,246,644	USD	28,012,063	86,331
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	79,985,866	AUD	104,997,776	278,504
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	16,682,236	CLP	12,388,366,667	185,904
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	119,674,714	CNY	787,178,938	1,962,407
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	352,609,359	GBP	264,764,477	10,242,079
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	163,664,372	INR	12,172,374,018	2,215,024
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	34,659,899	NOK	304,053,964	835,680
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	14,000,647	RUB	1,070,873,087	80,687
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	27,039,251	THB	810,974,750	52,872
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	55,226,724	TRY	449,723,333	5,133,299
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	35,342,732	ZAR	538,750,470	59,624
03/17/2021	J.P. Morgan Chase Bank, N.A.	ZAR	643,885,700	USD	43,000,000	689,001
08/30/2021	J.P. Morgan Chase Bank, N.A.	EUR	23,139,451	USD	28,279,209	68,532
08/30/2021	J.P. Morgan Chase Bank, N.A.	USD	60,205,950	EUR	51,750,000	2,885,544
01/10/2022	J.P. Morgan Chase Bank, N.A.	MXN	561,435,300	USD	27,000,000	606,139
06/27/2022	J.P. Morgan Chase Bank, N.A.	USD	70,563,204	IDR	1,127,600,000,000	4,970,484
02/02/2021	Morgan Stanley and Co. International PLC	BRL	238,575,052	USD	45,028,771	1,424,748
02/02/2021	Morgan Stanley and Co. International PLC	USD	43,568,190	BRL	238,575,052	35,833
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/05/2021	Morgan Stanley and Co. International PLC	USD	19,900,000	CLP	14,988,680,000	$499,641
03/17/2021	Morgan Stanley and Co. International PLC	AUD	36,036,374	USD	28,001,884	454,283
03/17/2021	Morgan Stanley and Co. International PLC	CLP	12,107,053,000	USD	16,570,000	84,900
03/17/2021	Morgan Stanley and Co. International PLC	EUR	41,529,182	USD	50,479,135	33,251
03/17/2021	Morgan Stanley and Co. International PLC	MXN	1,235,467,999	USD	61,199,598	1,204,768
03/17/2021	Morgan Stanley and Co. International PLC	RUB	1,062,477,542	USD	14,296,946	326,008
03/17/2021	Morgan Stanley and Co. International PLC	USD	29,938,041	AUD	39,807,519	492,370
03/17/2021	Morgan Stanley and Co. International PLC	USD	1,669,841	CLP	1,227,333,333	1,310
03/17/2021	Morgan Stanley and Co. International PLC	USD	26,727,273	COP	97,091,273,711	434,356
03/17/2021	Morgan Stanley and Co. International PLC	USD	14,007,890	RUB	1,071,156,733	77,174
03/17/2021	Morgan Stanley and Co. International PLC	USD	35,074,736	THB	1,053,048,800	104,322
05/10/2021	Morgan Stanley and Co. International PLC	MXN	564,313,122	USD	28,023,354	778,474
05/11/2021	Morgan Stanley and Co. International PLC	USD	21,500,000	MXN	445,695,000	15,636
03/17/2021	Royal Bank of Canada	USD	37,237,541	EUR	30,693,907	46,635
03/17/2021	Royal Bank of Canada	USD	62,077,357	GBP	46,710,000	1,937,238
03/04/2021	Standard Chartered Bank PLC	USD	48,774,756	IDR	699,430,000,000	893,407
03/17/2021	Standard Chartered Bank PLC	IDR	49,370,000,000	USD	3,523,912	22,976
04/27/2021	Standard Chartered Bank PLC	USD	60,000,000	IDR	920,400,000,000	4,967,205
11/10/2021	Standard Chartered Bank PLC	USD	33,741,536	CNY	228,764,240	1,062,741
Subtotal—Appreciation						108,701,713
Currency Risk
02/02/2021	Bank of America, N.A.	BRL	463,200,205	USD	84,588,872	(69,571)
02/02/2021	Bank of America, N.A.	USD	88,383,212	BRL	463,200,205	(3,724,769)
02/04/2021	Bank of America, N.A.	JPY	15,003,810,000	USD	141,000,000	(2,243,762)
02/04/2021	Bank of America, N.A.	USD	144,170,366	JPY	15,003,810,000	(926,604)
03/17/2021	Bank of America, N.A.	GBP	24,060,832	USD	31,955,672	(1,018,946)
03/17/2021	Bank of America, N.A.	USD	5,268,523	CAD	6,698,190	(29,849)
03/17/2021	Bank of America, N.A.	USD	486,320,032	EUR	400,269,990	(108,341)
03/17/2021	Bank of America, N.A.	USD	4,793,620	JPY	499,706,136	(20,884)
03/17/2021	Bank of America, N.A.	USD	51,798,571	MXN	1,042,305,600	(1,183,786)
03/17/2021	Bank of America, N.A.	USD	17,645,023	PLN	64,444,918	(335,178)
03/17/2021	Bank of America, N.A.	USD	28,002,042	SEK	229,398,328	(537,054)
03/17/2021	Bank of America, N.A.	USD	1,722,147	ZAR	26,193,000	(954)
04/19/2021	Bank of America, N.A.	EUR	98,700,000	USD	117,661,257	(2,319,101)
05/28/2021	Bank of America, N.A.	ZAR	461,025,000	USD	27,000,000	(3,009,479)
06/17/2021	Bank of America, N.A.	EUR	175,000,000	USD	205,531,500	(7,473,242)
08/30/2021	Bank of America, N.A.	EUR	22,854,185	USD	27,814,000	(48,892)
02/02/2021	Citibank, N.A.	BRL	226,748,326	USD	41,408,412	(34,057)
02/02/2021	Citibank, N.A.	USD	42,091,763	BRL	226,748,326	(649,293)
02/03/2021	Citibank, N.A.	USD	17,512,603	BRL	94,340,390	(270,526)
03/17/2021	Citibank, N.A.	COP	452,854,450,000	USD	123,427,215	(3,260,430)
03/17/2021	Citibank, N.A.	EGP	82,000,000	USD	5,116,207	(37,512)
03/17/2021	Citibank, N.A.	EUR	211,905,000	USD	257,314,207	(88,773)
03/17/2021	Citibank, N.A.	GBP	4,175,000	USD	5,550,642	(171,065)
03/17/2021	Citibank, N.A.	IDR	2,921,274,684,034	USD	205,434,226	(1,719,825)
03/17/2021	Citibank, N.A.	NOK	470,000,000	USD	54,634,645	(233,648)
03/17/2021	Citibank, N.A.	USD	21,307,463	CLP	15,550,473,371	(133,762)
03/17/2021	Citibank, N.A.	USD	35,654,953	COP	124,475,785,970	(832,408)
03/17/2021	Citibank, N.A.	USD	26,051,472	JPY	2,714,097,037	(128,896)
03/17/2021	Citibank, N.A.	USD	58,467,420	MXN	1,174,095,250	(1,452,876)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/02/2021	Goldman Sachs International	BRL	42,535,875	USD	7,750,000	$(24,221)
02/08/2021	Goldman Sachs International	USD	33,488,324	RUB	2,279,500,000	(3,388,536)
02/10/2021	Goldman Sachs International	ZAR	97,042,050	USD	6,300,000	(108,452)
02/18/2021	Goldman Sachs International	USD	12,650,000	BRL	64,020,385	(954,109)
02/24/2021	Goldman Sachs International	RUB	953,125,000	USD	12,500,000	(62,229)
02/25/2021	Goldman Sachs International	IDR	495,300,000,000	USD	33,500,000	(1,700,292)
03/08/2021	Goldman Sachs International	USD	33,473,240	BRL	138,847,000	(8,120,535)
03/17/2021	Goldman Sachs International	CNY	194,829,000	USD	30,000,000	(105,529)
03/17/2021	Goldman Sachs International	USD	221,195,158	EUR	181,911,392	(225,692)
03/17/2021	Goldman Sachs International	USD	48,779,688	JPY	5,080,863,000	(251,925)
03/17/2021	Goldman Sachs International	USD	30,000,000	KRW	32,430,000,000	(1,001,023)
03/17/2021	Goldman Sachs International	USD	17,079,444	MXN	343,481,830	(399,826)
03/17/2021	Goldman Sachs International	USD	81,842,246	RUB	6,098,352,187	(1,652,597)
03/17/2021	Goldman Sachs International	USD	78,427,023	ZAR	1,191,330,000	(142,379)
04/15/2021	Goldman Sachs International	INR	2,795,625,000	USD	37,500,000	(415,244)
04/28/2021	Goldman Sachs International	BRL	36,577,800	USD	6,300,000	(368,942)
04/30/2021	Goldman Sachs International	RUB	2,216,238,750	USD	27,500,000	(1,495,291)
06/15/2021	Goldman Sachs International	INR	2,711,700,000	USD	34,500,000	(2,014,630)
08/19/2021	Goldman Sachs International	USD	15,400,000	BRL	77,876,260	(1,295,085)
08/24/2021	Goldman Sachs International	RUB	622,400,000	USD	8,000,000	(36,190)
11/12/2021	Goldman Sachs International	TRY	124,600,000	USD	14,000,000	(1,148,750)
02/02/2021	J.P. Morgan Chase Bank, N.A.	BRL	58,224,049	USD	10,632,782	(8,745)
02/02/2021	J.P. Morgan Chase Bank, N.A.	USD	11,328,822	BRL	58,224,049	(687,295)
02/08/2021	J.P. Morgan Chase Bank, N.A.	USD	76,830,723	RUB	5,701,800,000	(1,540,977)
02/18/2021	J.P. Morgan Chase Bank, N.A.	BRL	64,020,000	USD	11,649,743	(46,078)
03/02/2021	J.P. Morgan Chase Bank, N.A.	USD	17,141,837	BRL	93,115,000	(136,861)
03/16/2021	J.P. Morgan Chase Bank, N.A.	EUR	6,415,000	USD	7,774,893	(17,288)
03/17/2021	J.P. Morgan Chase Bank, N.A.	AUD	193,765,010	USD	145,886,273	(2,235,213)
03/17/2021	J.P. Morgan Chase Bank, N.A.	CLP	19,167,020,000	USD	25,264,393	(833,639)
03/17/2021	J.P. Morgan Chase Bank, N.A.	CNY	371,513,141	USD	56,593,135	(814,128)
03/17/2021	J.P. Morgan Chase Bank, N.A.	GBP	293,358,533	USD	391,481,038	(10,557,661)
03/17/2021	J.P. Morgan Chase Bank, N.A.	INR	17,259,994,402	USD	232,070,272	(3,140,825)
03/17/2021	J.P. Morgan Chase Bank, N.A.	NOK	312,266,451	USD	36,278,208	(176,105)
03/17/2021	J.P. Morgan Chase Bank, N.A.	THB	3,038,265,000	USD	96,945,548	(4,553,359)
03/17/2021	J.P. Morgan Chase Bank, N.A.	TRY	79,038,500	USD	10,000,000	(608,224)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	67,099,175	AUD	86,414,000	(1,040,963)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	26,269,446	CAD	33,438,299	(117,250)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	1,023,067,667	EUR	839,428,249	(3,406,343)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	28,016,147	HUF	8,144,574,094	(343,351)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	243,927,383	JPY	25,413,818,306	(1,197,804)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	278,935,038	MXN	5,620,576,733	(5,997,538)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	12,359,677	PLN	45,046,080	(260,342)
03/17/2021	J.P. Morgan Chase Bank, N.A.	USD	15,000,000	ZAR	223,076,250	(341,220)
03/17/2021	J.P. Morgan Chase Bank, N.A.	ZAR	3,922,799,875	USD	257,340,778	(434,138)
04/08/2021	J.P. Morgan Chase Bank, N.A.	TRY	51,424,875	USD	6,750,000	(88,502)
04/28/2021	J.P. Morgan Chase Bank, N.A.	BRL	14,350,000	USD	2,500,000	(116,322)
06/03/2021	J.P. Morgan Chase Bank, N.A.	RUB	2,309,720,000	USD	28,000,000	(2,100,490)
08/30/2021	J.P. Morgan Chase Bank, N.A.	NOK	540,775,000	USD	60,204,513	(2,887,839)
01/10/2022	J.P. Morgan Chase Bank, N.A.	USD	18,000,000	MXN	374,299,200	(403,669)
02/02/2021	Morgan Stanley and Co. International PLC	BRL	265,188,369	USD	48,428,270	(39,831)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/02/2021	Morgan Stanley and Co. International PLC	USD	50,786,651	BRL	265,188,369	$(2,318,548)
02/05/2021	Morgan Stanley and Co. International PLC	CLP	14,988,680,000	USD	19,647,494	(752,147)
03/17/2021	Morgan Stanley and Co. International PLC	CLP	52,162,062,714	USD	69,852,436	(1,172,019)
03/17/2021	Morgan Stanley and Co. International PLC	COP	79,938,390,000	USD	21,940,000	(423,049)
03/17/2021	Morgan Stanley and Co. International PLC	EUR	675,521	RUB	60,718,192	(22,154)
03/17/2021	Morgan Stanley and Co. International PLC	NOK	174,575,032	USD	19,899,013	(481,060)
03/17/2021	Morgan Stanley and Co. International PLC	USD	54,327,192	CAD	69,108,889	(276,918)
03/17/2021	Morgan Stanley and Co. International PLC	USD	36,745,879	CLP	26,479,970,276	(690,451)
03/17/2021	Morgan Stanley and Co. International PLC	USD	35,366,563	JPY	3,684,488,571	(175,694)
03/17/2021	Morgan Stanley and Co. International PLC	USD	28,024,918	SEK	229,574,523	(538,835)
08/26/2021	Morgan Stanley and Co. International PLC	EUR	27,500,000	USD	32,890,000	(633,895)
08/26/2021	Morgan Stanley and Co. International PLC	USD	32,890,000	BRL	177,704,999	(722,894)
03/17/2021	Royal Bank of Canada	EUR	286,367,143	USD	347,417,753	(435,086)
03/04/2021	Standard Chartered Bank PLC	IDR	777,942,500,000	USD	51,500,000	(3,743,519)
03/17/2021	Standard Chartered Bank PLC	AUD	28,500,000	USD	21,364,455	(422,050)
03/17/2021	Standard Chartered Bank PLC	INR	2,098,600,000	USD	28,001,868	(596,867)
04/15/2021	Standard Chartered Bank PLC	INR	3,667,160,000	USD	49,000,000	(735,307)
04/27/2021	Standard Chartered Bank PLC	IDR	949,855,000,000	USD	63,520,985	(3,525,325)
11/10/2021	Standard Chartered Bank PLC	CNY	197,918,880	USD	29,140,000	(971,452)
Subtotal—Depreciation						(119,744,230)
Total Forward Foreign Currency Contracts						$(11,042,517)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Mexico Government International Bonds	Buy	(1.00)%	Quarterly	12/20/2025	0.953%	USD	3,750,000	$(8,908)	$(7,376)	$1,532
Royal Bank of Scotland Group PLC (The)	Sell	1.00	Quarterly	12/20/2025	0.797	EUR	10,000,000	80,446	118,285	37,838
Subtotal - Appreciation								71,538	110,909	39,370
Credit Risk
Indonesia Government International Bonds	Buy	(1.00)	Quarterly	12/20/2025	0.783	USD	15,500,000	94,594	(176,499)	(271,092)
Markit iTraxx Europe Index, Series 34, Version 1	Buy	(1.00)	Quarterly	12/20/2025	1.183	EUR	21,250,000	438,283	224,922	(213,360)
Markit CDX North America High Yield Index, Series 35, Version 1	Buy	(5.00)	Quarterly	12/20/2025	3.159	USD	21,000,000	(1,613,053)	(1,675,065)	(62,012)
Italy Government international Bonds	Buy	(1.00)	Quarterly	12/20/2022	0.457	USD	75,000,000	(694,513)	(773,850)	(79,337)
Markit iTraxx Europe Senior Financials Index, Series 34, Version 1	Sell	1.00	Quarterly	12/20/2025	0.633	EUR	25,000,000	585,372	547,372	(38,000)
Subtotal - Depreciation								(1,189,317)	(1,853,120)	(663,801)
Total Centrally Cleared Credit Default Swap Agreements								$(1,117,779)	$(1,742,211)	$(624,431)

(a)	Implied credit spreads represent the current level, as of January 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	3 Month CNRR007	Quarterly	(2.77)%	Quarterly	10/16/2025	CNY	356,000,000	$—	$610	$610
Receive	28 Day MXN TIIE	28 Day	(5.50)	28 Day	11/29/2030	MXN	251,250,000	—	1,085	1,085
Receive	6 Month CLICP	Semi-Annually	(0.57)	Semi-Annually	07/13/2022	CLP	48,250,000,000	—	3,562	3,562
Receive	6 Month CLICP	Semi-Annually	(0.52)	Semi-Annually	06/26/2022	CLP	50,500,000,000	—	30,045	30,045
Pay	3 Month COOVIBR	Quarterly	2.50	Quarterly	12/24/2023	COP	45,050,000,000	—	70,467	70,467
Pay	28 Day MXN TIIE	28 Day	4.80	28 Day	07/23/2025	MXN	2,168,700,000	—	78,858	78,858
Pay	BZDIOVRA	At Maturity	6.61	At Maturity	01/02/2023	BRL	119,625,165	—	82,221	82,221
Pay	3 Month COOVIBR	Quarterly	3.09	Quarterly	07/09/2025	COP	36,500,000,000	—	97,304	97,304
Pay	BZDIOVRA	At Maturity	5.75	At Maturity	01/02/2025	BRL	56,173,655	—	116,812	116,812
Pay	3 Month COOVIBR	Quarterly	3.03	Quarterly	07/10/2025	COP	64,600,000,000	—	125,379	125,379
Pay	3 Month COOVIBR	Quarterly	2.53	Quarterly	12/23/2023	COP	71,670,000,000	—	130,220	130,220
Pay	BZDIOVRA	At Maturity	4.84	At Maturity	01/02/2023	BRL	284,777,153	—	139,324	139,324
Pay	BZDIOVRA	At Maturity	4.88	At Maturity	01/02/2023	BRL	283,213,568	—	166,122	166,122
Pay	BZDIOVRA	At Maturity	7.26	At Maturity	01/02/2029	BRL	67,929,021	—	199,655	199,655
Pay	BZDIOVRA	At Maturity	4.92	At Maturity	01/02/2023	BRL	350,558,636	—	255,962	255,962
Pay	28 Day MXN TIIE	28 Day	4.67	28 Day	07/02/2024	MXN	1,295,250,000	—	408,460	408,460
Pay	BZDIOVRA	At Maturity	5.93	At Maturity	01/02/2025	BRL	131,320,810	—	563,938	563,938
Pay	BZDIOVRA	At Maturity	6.03	At Maturity	01/02/2025	BRL	139,764,338	—	719,966	719,966
Pay	28 Day MXN TIIE	28 Day	4.81	28 Day	07/23/2025	MXN	2,484,500,000	—	769,088	769,088
Pay	BZDIOVRA	At Maturity	6.63	At Maturity	01/02/2025	BRL	80,378,388	—	977,096	977,096
Pay	28 Day MXN TIIE	28 Day	6.91	28 Day	12/16/2026	MXN	1,318,000,000	—	1,201,805	1,201,805
Pay	BZDIOVRA	At Maturity	6.53	At Maturity	01/02/2024	BRL	98,444,538	—	1,299,989	1,299,989
Pay	BZDIOVRA	At Maturity	5.56	At Maturity	01/02/2023	BRL	514,810,140	—	3,888,398	3,888,398
Pay	3 Month COOVIBR	Quarterly	5.70	Quarterly	11/15/2029	COP	109,300,000,000	—	4,405,896	4,405,896
Subtotal — Appreciation								—	15,732,262	15,732,262
Interest Rate Risk
Pay	6 Month CDOR	Semi-Annually	1.06	Semi-Annually	03/26/2030	CAD	429,700,000	—	(7,186,160)	(7,186,160)
Receive	28 Day MXN TIIE	28 Day	(7.07)	28 Day	12/12/2029	MXN	572,000,000	—	(882,498)	(882,498)
Pay	3 Month CNRR007	Quarterly	1.99	Quarterly	06/15/2022	CNY	700,000,000	—	(840,453)	(840,453)
Pay	3 Month CNRR007	Quarterly	2.23	Quarterly	07/07/2022	CNY	909,090,000	—	(677,737)	(677,737)
Pay	3 Month CNRR007	Quarterly	2.40	Quarterly	07/13/2022	CNY	900,000,000	—	(345,135)	(345,135)
Pay	6 Month CLICP	Semi-Annually	1.16	Semi-Annually	07/13/2025	CLP	19,500,000,000	—	(326,990)	(326,990)
Pay	BZDIOVRA	At Maturity	4.11	At Maturity	01/02/2023	BRL	491,483,154	—	(303,724)	(303,724)
Pay	6 Month CLICP	Semi-Annually	1.20	Semi-Annually	06/26/2025	CLP	20,500,000,000	—	(266,616)	(266,616)
Pay	3 Month CNRR007	Quarterly	2.13	Quarterly	06/29/2022	CNY	180,000,000	—	(170,672)	(170,672)
Pay	BZDIOVRA	At Maturity	5.10	At Maturity	01/02/2024	BRL	164,728,839	—	(117,663)	(117,663)
Pay	BZDIOVRA	At Maturity	5.92	At Maturity	01/02/2025	BRL	130,130,645	—	(96,883)	(96,883)
Pay	BZDIOVRA	At Maturity	6.48	At Maturity	01/02/2029	BRL	8,723,671	—	(18,313)	(18,313)
Pay	6 Month CDOR	Semi-Annually	0.85	Semi-Annually	01/29/2026	CAD	274,000,000	(1,205)	(1,286)	(81)
Subtotal — Depreciation								(1,205)	(11,234,130)	(11,232,925)
Total Centrally Cleared Interest Rate Swap Agreements								$(1,205)	$4,498,132	$4,499,337

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.509%	EUR	10,000,000	$155,104	$234,641	$79,537
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Index, Series 32, Version 1	Sell	5.00	Quarterly	12/20/2021	0.466	EUR	5,000,000	(95,580)	(25,131)	70,449
J.P. Morgan Chase Bank, N.A.	Deutsche Bank AG	Sell	1.00	Quarterly	12/20/2025	0.594	EUR	20,000,000	437,286	485,388	48,102
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	12/20/2025	0.293	EUR	5,200,000	103,114	116,935	13,822
Subtotal—Appreciation									599,924	811,833	211,910
Credit Risk
Barclays Bank PLC	HSBC Holdings PLC	Buy	(1.00)	Quarterly	12/20/2025	0.293	EUR	6,000,000	(17,255)	(49,903)	(32,648)
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	1.035	EUR	5,000,000	50,378	8,487	(41,891)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.430	EUR	5,000,000	89,967	(306,079)	(396,046)
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	12/20/2021	0.293	EUR	5,000,000	28,167	(38,757)	(66,924)
J.P. Morgan Chase Bank, N.A.	Deutsche Bank AG	Buy	(1.00)	Quarterly	12/20/2025	2.015	EUR	5,000,000	390,607	295,863	(94,744)
J.P. Morgan Chase Bank, N.A.	UniCredit S.p.A.	Buy	(1.00)	Quarterly	12/20/2025	1.340	EUR	5,000,000	137,069	99,793	(37,277)
Subtotal—Depreciation									678,933	9,404	(669,530)
Total Open Over-The-Counter Credit Default Swap Agreements									$1,278,857	$821,237	$(457,620)

(a)	Implied credit spreads represent the current level, as of January 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	6.55%	Annual	11/01/2021	RUB	694,000,000	$—	$99,116	$99,116
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	5.63	Annual	04/23/2023	RUB	1,400,000,000	—	81,024	81,024
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	6.35	Annual	02/28/2025	RUB	1,150,000,000	—	298,039	298,039
Subtotal—Appreciation									—	478,179	478,179
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swap Agreements—(continued)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	4.89%	Annual	07/01/2023	RUB	3,850,000,000	$—	$(669,418)	$(669,418)
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	4.97	Annual	07/07/2023	RUB	3,888,000,000	—	(588,247)	(588,247)
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	4.81	Annual	07/10/2023	RUB	2,555,000,000	—	(511,048)	(511,048)
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	4.90	Annual	08/05/2023	RUB	1,700,000,000	—	(311,090)	(311,090)
Subtotal—Depreciation									—	(2,079,803)	(2,079,803)
Total Over-The-Counter Interest Rate Swap Aggreements									$—	$(1,601,624)	$(1,601,624)

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
EGP	—Egypt Pound
EUR	—Euro
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MOSKP	—Moscow Prime Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TRY	—Turkish Lira
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$1,758,126,909	$244,364	$1,758,371,273
U.S. Dollar Denominated Bonds & Notes	—	309,631,920	0	309,631,920
Asset-Backed Securities	—	188,644,301	—	188,644,301
U.S. Treasury Securities	—	169,980,486	—	169,980,486
Preferred Stocks	—	3,278,605	—	3,278,605
Common Stocks & Other Equity Interests	—	—	1	1
Money Market Funds	227,394,539	—	—	227,394,539
Options Purchased	—	38,009,486	—	38,009,486
Total Investments in Securities	227,394,539	2,467,671,707	244,365	2,695,310,611
Other Investments - Assets*
Futures Contracts	6,340,617	—	—	6,340,617
Forward Foreign Currency Contracts	—	108,701,713	—	108,701,713
Swap Agreements	—	16,461,721	—	16,461,721
	6,340,617	125,163,434	—	131,504,051
Other Investments - Liabilities*
Futures Contracts	(84,455)	—	—	(84,455)
Forward Foreign Currency Contracts	—	(119,744,230)	—	(119,744,230)
Options Written	—	(38,594,723)	—	(38,594,723)
Swap Agreements	—	(14,646,059)	—	(14,646,059)
	(84,455)	(172,985,012)	—	(173,069,467)
Total Other Investments	6,256,162	(47,821,578)	—	(41,565,416)
Total Investments	$233,650,701	$2,419,850,129	$244,365	$2,653,745,195

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco International Bond Fund